Derivative financial liabilities - Additional Information (Details) £ in Thousands			12 Months Ended
	Dec. 15, 2021 GBP (£)	Dec. 15, 2021 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 GBP (£)	Dec. 31, 2022 GBP (£) shares	Dec. 31, 2022 USD ($) shares	Dec. 15, 2021 USD ($)
Disclosure of financial liabilities [line items]
Aggregate purchase price | £				£ 166,981
Limitation on restricted payments for retention guarantors | $			$ 10,000,000
Restricted cash | £					£ 8,306
Convertible Senior Secured Notes [Member]
Disclosure of financial liabilities [line items]
Convertible shares | shares			18,181,820
Additional interest rate					2.00%	2.00%
Convertible Senior Secured Notes [Member] | Interest paid in cash
Disclosure of financial liabilities [line items]
Interest rate					7.00%	7.00%
Convertible Senior Secured Notes [Member] | Interest paid in-kind and semi-annually in arrears
Disclosure of financial liabilities [line items]
Interest rate					9.00%	9.00%
Mudrick | Convertible Senior Secured Notes [Member]
Disclosure of financial liabilities [line items]
Principal amount	£ 151,000						$ 200,000,000
Aggregate purchase price	£ 145,000	$ 192,000,000
Conversion ratio per $1000 principal amount | shares					90.9091	90.9091
Convertible Senior Secured Notes Principal Amount | $						$ 1,000